Supplement Dated January 9, 2019
To The Prospectus Dated April 30, 2018, as amended August 13, 2018

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective December 31, 2018, for the JNL/PPM America High Yield Bond Fund, please delete all references to Scott Richards.

Effective December 31, 2018, for the JNL/WMC Value Fund, please delete all references to Karen H. Grimes.

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

This supplement is dated January 9, 2019.

Supplement Dated January 9, 2019
To The Statement of Additional Information
Dated August 13, 2018

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective December 31, 2018, for the JNL/PPM America High Yield Bond Fund, please delete all references to Scott Richards.

Effective December 31, 2018, for the JNL/WMC Value Fund, please delete all references to Karen H. Grimes.

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

On page 125, in the section "VI. Trustees and Officers of the Trust," subsection "Trustee Compensation," please delete the first paragraph in the entirety and replace with the following:

The Trustee who is an "interested person" receives no compensation from the Trust.  Effective January 1, 2019, each Independent Trustee is paid by the Fund Complex an annual retainer of $220,000, as well as a fee of $15,500 for each in-person meeting of the Board attended.  The fees are allocated to the funds within the Fund Complex on a pro-rata basis based on net assets. For each telephonic meeting of the Board attended, each Independent Trustee is paid a fee of $6,000. The Chairman of the Board of Trustees receives an additional annual retainer of $94,000.  The Chair of the Audit Committee receives an additional annual retainer of $27,000 for his services in that capacity.  The members of the Audit Committee, including the Chair, receive $3,500 for each in-person or telephonic Audit Committee meeting attended.  The Chair of the Governance Committee receives an additional annual retainer of $22,000 for his services in that capacity.  The members of the Governance Committee, including the Chair, receive $3,500 for each in-person or telephonic Governance Committee meeting attended. The Chair of each Investment Committee receives an additional annual retainer of $15,000 for his or her services in that capacity.  The Investment Committees have telephonic meetings three times per year, in addition to their in-person meetings, which take place concurrently with Board meetings. The members of each Investment Committee shall receive $3,500 for each telephonic Investment Committee meeting attended. If an Independent Trustee participates in an in-person Board meeting by telephone, the Independent Trustee will receive half of the meeting fee.

Effective January 1, 2019, on page 267, in the section entitled, "Investment Adviser, Sub-Advisers and Other Service Providers," subsection "Sub-Advisory Fees," please delete the table row and endnote 6 for the JNL Multi-Manager Alternative Fund and replace with the following:

Fund	Co-Sub-Advisers	Aggregate Fees Paid to Sub-Advisers
		Dollar Amount	As a percentage of Average Daily Net Assets as of December 31, 2017
JNL Multi-Manager Alternative Fund	BlueBay Boston Partners+ DoubleLine# FPA Invesco[6] Lazard Loomis Sayles+++ Westchester Western Asset	$7,499,215	0.81%
6 For the purpose of calculating the sub-advisory fee for the JNL Multi-Manager Alternative Fund (the portion of Average Daily Net Assets managed by Invesco Advisers, Inc.), JNL/Invesco International Growth Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco Large Cap Growth Fund, and JNL/Invesco Small Cap Growth Fund, the Sub-Adviser applies the following fee discount based on the average daily aggregate net assets of the Funds: 2.5% fee reduction on assets between $0 and $2.5 billion, 3.0% fee reduction for assets between $2.5 billion and $5 billion, 5% fee reduction for assets between $5 billion and $7.5 billion, 7.5% fee reduction for assets between $7.5 billion and $10 billion, a 10% fee reduction for assets over $10 billion.

Effective January 1, 2019, beginning on page 270, in the section entitled, "Investment Adviser, Sub-Advisers and Other Service Providers," subsection "Sub-Advisory Fees," please delete the table rows and corresponding endnotes for the JNL/Invesco China-India Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco International Growth Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco Small Cap Growth Fund and JNL/T. Rowe Price Value Fund and replace with the following:

FUND	ASSETS	FEES
JNL/Invesco China-India Fund[11]	$0 to $500 million Over $500 million	.45% .40%
JNL/Invesco Diversified Dividend Fund[11]	$0 to $500 million $500 million to $1 billion $1 billion to $1.5 billion Over $1.5 billion	.35% .30% .285% .250%
JNL/Invesco International Growth Fund[11]	$0 to $250 million $250 million to $750 million $750 million to $1 billion $1 billion to $2 billion Over $2 billion	.40% .35% .30% .275% .25%
JNL/Invesco Global Real Estate Fund[11]	$0 to $50 million $50 million to $1 billion Over $1 billion	.50% .45% .40%
JNL/Invesco Small Cap Growth Fund[7,11]	$0 to $1 billion Over $1 billion	.50% .45%
JNL/T. Rowe Price Value Fund[8,9]
Assets up to $100 million:
$0 to $50 million
$50 million to $100 million

When assets exceed $100 million, but are less than $200 million:
All Assets

When assets exceed $200 million, but are less than $500 million:
All Assets

When assets exceed $500 million, but are less than $1 billion:
$0 to $500 million
$500 million to $1 billion

When assets exceed $1 billion, but are less than $1.5 billion:
All Assets

When assets exceed $1.5 billion but are less than $4 billion:
All Assets

When assets exceed $4 billion:
All Assets

.475% .425% .375% .325% .300% .275% .275% .250% .245%
7 For the purpose of calculating the sub-adviser fee for the JNL/Invesco Small Cap Growth Fund, assets must be combined with assets of the JNL/Invesco Global Real Estate Fund and the JNL/Invesco International Growth Fund, collectively.  For combined net assets greater than $1 billion, the sub-adviser fee will be 0.55% on all assets for the JNL/Invesco Small Cap Growth Fund.
8 For the purpose of calculating the sub-advisory fee for the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Managed Volatility Balanced Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/T. Rowe Price Short-Term Bond Fund, the JNL/T. Rowe Price Value Fund, and the JNL/T. Rowe Price Capital Appreciation Fund of the Jackson Variable Series Trust, the Sub-Adviser applies a fee discount to all eligible assets based on the average daily aggregate net assets of the listed funds. In the event aggregate assets exceed $20 billion, the following discount applies: 12.5% for assets up to $25 billion and 15% for assets above $25 billion. In the event aggregate net assets fall below $20 billion, but are at least $1 billion invested in two or more of the strategies as designated by T. Rowe Price, the following discount applies: 2.5% fee reduction for assets between $0 and $1 billion, a 5.0% fee reduction for assets between $1 billion and $2.5 billion, 7.5% fee reduction for assets between $2.5 billion and $5 billion, a 10.0% fee reduction for assets between $5 billion and $10 billion, and a 12.5% fee reduction for assets above $10 billion.
9 The Sub-Adviser will provide the Adviser a transitional credit to eliminate any discontinuity between the tiered fee schedule and the flat fee schedule when net assets are below $1.5 billion and the flat fee once assets reach $1.5 billion.  The credit will apply at asset levels between approximately $1.375 billion and $1.5 billion.  The credit will be applied against the fees assessed under the existing fee schedule and will have the effect of reducing the dollar fee until assets either (a) exceed $1.5 billion, when the flat 0.25% bps fee would be triggered, or (b) fall below a threshold of approximately $1.364 billion, where the flat 0.275% fee schedule would be fully re-applied.
11 For the purpose of calculating the sub-advisory fee for the JNL Multi-Manager Alternative Fund (the portion of Average Daily Net Assets managed by Invesco Advisers, Inc.), the JNL/Invesco Diversified Dividend Fund, the JNL/Invesco International Growth Fund, the JNL/Invesco Global Real Estate Fund, the JNL/Invesco Mid Cap Value Fund, and the JNL/Invesco Small Cap Growth Fund, the following fee discount will be applied to total sub-advisory fees based on the average daily aggregate net assets of the Funds: 2.5% fee reduction for assets between $0 and $2.5 billion, 3.0% fee reduction for assets between $2.5 billion and $5 billion, 5.0% fee reduction for assets between $5 billion and $7.5 billion, 7.5% fee reduction for assets between $7.5 billion and $10 billion, a 10.0% fee reduction for assets over $10 billion.

This Supplement is dated January 9, 2019.